American Century Growth Funds, Inc.

PROSPECTUS SUPPLEMENT

LEGACY FOCUSED LARGE CAP FUND * LEGACY LARGE CAP FUND * LEGACY MULTI CAP FUND

Supplement dated August 1, 2006 * Prospectus dated May 31, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

R CLASS SHARES ARE ONLY AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS WITH ACCOUNTS ESTABLISHED PRIOR TO AUGUST
1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE TABLE ON PAGE 2 OF THE LEGACY FUNDS' PROSPECTUS.

                                                   APPROXIMATE
                                                   NUMBER OF
                                                   PORTFOLIO     DIVERSIFICATION
FUND                INVESTMENT UNIVERSE            HOLDINGS      STATUS
--------------------------------------------------------------------------------
Legacy Focused      100% Large-Cap Stocks          30            Nondiversified
Large Cap
--------------------------------------------------------------------------------
Legacy Large Cap    100% Large-Cap Stocks          50            Diversified
--------------------------------------------------------------------------------
Legacy Multi Cap    Approximately 25% - 50%        100           Diversified
                    in each of Small-, Mid- and
                    Large-Cap Stocks
--------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH UNDER HOW DO THE FUNDS
PURSUE THEIR INVESTMENT OBJECTIVE? ON PAGE 7 OF THE LEGACY FUNDS' PROSPECTUS.

The investment universes for the funds differ. Legacy Focused Large Cap and
Legacy Large Cap may only invest in stocks that, at the time of the initial purchase, are large capitalization companies as defined by Morningstar. Legacy
Multi Cap, by contrast, will invest in small-, medium- and large capitalization stocks as defined by Lipper, with approximately 25% to 50% of assets invested in each category during normal market conditions. Each fund buys stocks that score in the top 10% of its scored universe and sells stocks that score in the bottom half.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50394 0608

American Century Growth Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional  Information dated May
31, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 27 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 27.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 47.

American Century considers employer-sponsored retirement plans to include the following:

• 401(a) plans                               • 457 plans
• pension plans                              • KEOGH plans
• profit sharing plans                       • employer-sponsored 403(b) plans (including self-directed)
• 401k plans                                 • nonqualified deferred compensation plans
• money purchase plans                       • nonqualified excess benefit plans
• target benefit plans                       • nonqualified retirement plans
• Taft-Hartley multi-employer pension plans  • SIMPLE IRAs
• SERP and "Top Hat" plans                   • SEP IRAs
• ERISA trusts                               • SARSEP
• employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(1)
--------------------------------------------------------------------------------

(1)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50407 0608